Subsequent Events (Details) shares in Millions		1 Months Ended			12 Months Ended
	Mar. 24, 2026 USD ($) D	Mar. 31, 2026 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2023	May 31, 2024 USD ($)	Jul. 31, 2025 USD ($)
Subsequent Events
Note Conversion					$ 7,150,000
April 2, 2021 Note and April 23, 2021 Note Extensions
Subsequent Events
Debt instrument, extended term			1 year	2 years
Debt Instrument, Periodic Payment			$ 750,000
Closing price			5
Subsequent Events | April 2, 2021 Note and April 23, 2021 Note Extensions
Subsequent Events
Debt instrument, extended term		3 years
Debt Instrument, Periodic Payment	$ 1,000,000
Closing price | D	5
Interest rate	5.00%	5.00%
Subsequent Events | Long-term Convertible Note - April 23, 2021 Note
Subsequent Events
Debt instrument, extended term	36 months
Debt Instrument, Face Amount		$ 800,000				$ 1,500,000
Shares issued on debt conversion | shares		2.7